Note 10 - Share-based Compensation	3 Months Ended
Mar. 31, 2018
Notes to Financial Statements
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]
10.	Share-based compensation

On
February 24, 2017,
in connection with the IPO, the Company’s board of directors and shareholders approved a new equity compensation plan, the
2017
Omnibus Incentive Plan,
which became effective on
March 9, 2017
, to provide an additional incentive to selected officers, employees, non-employee directors, independent contractors and consultants of the Company (the “Participants”) under certain conditions. Under the
2017
Omnibus Incentive Plan, the maximum number of the Company’s ordinary shares reserved for issuance is
2,137,037
shares.

During the
three
months ended
March 31, 2018,
the Company granted a total of
30,000
nonqualified share options, with an exercise price of
$27.30
per ordinary share. The share options have a contractual term of
10
years based on certain service or performance conditions.

During the
three
months ended
March 31, 2018,
75,000
restricted shares were forfeited.

As of
March 31, 2018,
options and restricted shares outstanding totaled
373,000
and
243,162,
respectively.

The following table summarizes total share-based compensation expense recognized for the three
months ended
March 31, 2017
and
2018:

	Three months ended March 31,
	2017	2018
	(Unaudited)	(Unaudited)

Research and development	-	4,873
General and administrative	-	(672)

Total	-	4,201